INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Income (loss) before income taxes	$ (18,542,654)	$ (13,055,320)
Taxes under statutory US tax rates	(3,893,957)	(2,741,617)
Increase in valuation allowance	4,339,572	3,989,786
Foreign tax rate differential	245,518	34,601
Permanent differences	(448,032)	128,705
Prior period adjustments	(151,879)	(186,143)
State taxes	$ (91,222)	(450,280)
Income tax expense		$ 775,052